BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key officers [Member]
Disclosure of transactions between related parties [line items]
Revenues
Cost of revenues		141	104
Research and development expenses	1,056	1,061	1,286
Business development expenses	945	547	710
General and administrative expenses	644	883	1,081
Transactions	2,645	2,632	3,181
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Revenues	(664)	(2,247)	(5,058)
Cost of revenues	(1,077)	(948)	(782)
Research and development expenses
Business development expenses
General and administrative expenses
Transactions	$ (1,741)	$ (3,195)	$ (5,840)